RELATED PARTIES - Liotta Family Office, LLC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 01, 2023	Mar. 31, 2023	Mar. 15, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)	28,043,449				11,268,877
Series A-3 Preferred Stock
Related Party Transaction [Line Items]
Convertible preferred stock, shares issued upon conversion (in shares)		2,081,556
Series A-2 Preferred Stock
Related Party Transaction [Line Items]
Convertible preferred stock, shares issued upon conversion (in shares)		3,377,812
Father of the CEO | Liotta Family Office, LLC
Related Party Transaction [Line Items]
Ownership percentage, majority owner	60.00%
Brother of Management or Principal Owner | Liotta Family Office, LLC
Related Party Transaction [Line Items]
Ownership percentage, minority owner	20.00%
Volato Group, Inc., Cheif Executive Office | Liotta Family Office, LLC
Related Party Transaction [Line Items]
Ownership percentage, minority owner	20.00%
Liotta Family Office, LLC | Volato Group, Inc.
Related Party Transaction [Line Items]
Ownership percentage, minority owner	4.70%
Common stock, shares issued (in shares)	1,322,118
Affiliated Entity | Convertible Debt
Related Party Transaction [Line Items]
Accrued interest	$ 166
Line of credit facility, maximum borrowing capacity	3,000
Affiliated Entity | March 2023 Promissory Note | Promissory Note
Related Party Transaction [Line Items]
Debt instrument, face amount				$ 1,000
Interest expense, debt	86
Accrued interest	86
Affiliated Entity | December 2021 Convertible Note | Revolving Credit Facility
Related Party Transaction [Line Items]
Accrued interest	$ 0				$ 495
Line of credit facility, maximum borrowing capacity			$ 6,000
Affiliated Entity | Series A-3 Preferred Stock | December 2021 Convertible Note | Revolving Credit Facility
Related Party Transaction [Line Items]
Debt conversion, shares issued (in shares)	668,065
Convertible preferred stock, shares issued upon conversion (in shares)		678,139
Affiliated Entity | Series A-2 Preferred Stock | Convertible Debt
Related Party Transaction [Line Items]
Debt conversion, shares issued (in shares)	529,190
Convertible preferred stock, shares issued upon conversion (in shares)	537,170